Short-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Debt
Short-term debt	€ 120,969	€ 17,015
Borrowings offset under cash management system	269,778	262,385
Cash and cash equivalents before offset	1,508,923	1,861,498
Short-term debt before offset	390,747	279,400
Commercial paper program
Debt
Commercial paper borrowing limit	1,500,000
Borrowings under lines of credit
Debt
Short-term debt	120,797	16,852
Other
Debt
Short-term debt	€ 172	€ 163